INTELLECTUAL PROPERTY	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

NOTE 5 — INTELLECTUAL PROPERTY

We have acquired rights in know-how, pre-clinical data, development data and related patent portfolios for a series of technologies that relate to targeted, potentially curative treatments for a variety of human cancers. We currently are the exclusive licensee of issued patents and patent applications. The initial owner of the intellectual property, John Hopkins University, assigned the patent rights to the underlying technology to our co-founders (the “Assignee Co-Founders”) in return for 10% of the revenue they received in exchange for licensing the technology. In exchange for the assumption of future patent fees and costs, and patent attorney fees and costs, associated with all of the assigned technology, the Assignee Co-Founders entered into world-wide, exclusive option agreements with us. In April 2008, GenSpera reimbursed approximately $122,778 in previously-paid patent costs, fees and expenses to John Hopkins University, and in April 2011 the Assignee Co-Founders exclusively licensed to GenSpera all of their right, title and interest in and to the intellectual property. By virtue of these previous payments and the exclusive license, GenSpera has no further financial obligations to the Assignee Co-Founders or to John Hopkins University with regard to the licensed intellectual property. These reimbursement costs were required to be paid by the Assignee Co-Founders to Johns Hopkins University. As part of our agreements with the Assignee Co-Founders, we have provided these reimbursement costs directly to the Assignee Co-Founders specifically for reimbursement to Johns Hopkins University. Because these payments have been made by us to the Assignee Co-Founders, this may trigger a taxable event such that the Assignee Co-Founders may be required to pay Federal and state taxes (if any) based upon our payment of the reimbursement costs to the Assignee Co-Founders. Therefore, as part of our agreements with the Assignee Co-Founders, we have further provided additional funds to cover applicable Federal and state taxes (if any) associated with the reimbursement payments. Under our agreement with the Assignee Co-Founders, we will not be required to make any other future payments, including fees, milestone or royalty fees, to either Johns Hopkins University or the Assignee Co-Founders.

On March 10, 2008, we paid an aggregate of $184,167 to acquire rights in the issued patents and patent applications described above. Additionally, during the third quarter of 2010 we issued 8,000 shares of common stock, valued at $18,000, for the acquisition of rights in two patents.

Amortization expense recorded during the years ended December 31, 2011 and 2010 was $16,994 and $16,171, respectively.

Amortization expense for each on the next five fiscal years is estimated to be $16,995 per year.